Taxes on Income (Details Textual) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 06, 2016	Dec. 22, 2017	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Taxes on Income (Textual)
Commencing tax rates periods				10 years
Carry forward tax losses				$ 67,000		$ 62,000
Tax assessment claiming additional amount	$ 1,500
Description of reduction corporate tax rate		The Act reduces the corporate tax rate to 21 percent from 35 percent, among other things.			In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, introducing a gradual reduction in corporate tax rate from 25% to 23%. However, the law also included a temporary provision setting the corporate tax rate in 2017 at 24%. As a result, the corporate tax rate will be 24% in 2017 and 23% in 2018 and thereafter.
Top of range [member]
Taxes on Income (Textual)
Corporate tax rate			26.50%
Bottom of range [member]
Taxes on Income (Textual)
Corporate tax rate			25.00%
NIS [Member]
Taxes on Income (Textual)
Carry forward tax losses				$ 252,000		$ 231,000
Tax assessment claiming additional amount	$ 5,300